UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus,	OH 43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-228-1872

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

BB&T Equity Index Fund

Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

Value
Mutual Funds (100.0%)
S&P 500 Index Master Portfolio	$140,840,392

TOTAL MUTUAL FUNDS	$140,840,392

(Contribution $120,253,824)

TOTAL INVESTMENTS	$140,840,392

(Contribution $120,253,824) - 100.0%

Percentages noted above are based on net assets as of September 30, 2004.

See accompanying notes to the Schedule of Portfolio Investments.

BB&T FUNDS

Notes to Schedule of Portfolio Investments

September 30, 2004

(Unaudited)

1.	Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (“Trust”), a Massachusetts business trust organized in 1992. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The Schedule of Investments of the Master Portfolio, including the notes to the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s Schedule of Investments (the “Schedule”).

The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares.

Each class of shares has identical rights and privileges with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the Schedule requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule. Actual results could differ from those estimates.

(A)	Valuation of Investments—The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 6% in the net assets of the Master Portfolio at September 30, 2004. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to the Schedule of Investments, which are included elsewhere in this report.

Continued

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Security	Shares	Value
COMMON STOCKS—95.80%

ADVERTISING—0.17%
Interpublic Group of Companies Inc. (1)	87,407	925,640
Omnicom Group Inc.	39,435	2,881,121

		3,806,761

AEROSPACE & DEFENSE—1.69%
Boeing Co. (The)	175,486	9,058,587
General Dynamics Corp.	41,758	4,263,492
Goodrich (B.F.) Co.	24,543	769,669
Lockheed Martin Corp.	93,241	5,200,983
Northrop Grumman Corp.	74,991	3,999,270
Raytheon Co.	94,217	3,578,362
Rockwell Collins Inc.	36,998	1,374,106
United Technologies Corp.	106,986	9,990,353

		38,234,822

AGRICULTURE—1.13%
Altria Group Inc.	428,602	20,161,438
Monsanto Co.	55,404	2,017,814
Reynolds American Inc.	31,000	2,109,240
UST Inc.	34,534	1,390,339

		25,678,831

AIRLINES—0.10%
Delta Air Lines Inc. (1) (2)	25,289	83,201
Southwest Airlines Co.	164,834	2,245,039

		2,328,240

APPAREL—0.41%
Coach Inc. (1)	39,254	1,665,155
Jones Apparel Group Inc. (2)	26,317	942,149
Liz Claiborne Inc. (2)	22,630	853,604
Nike Inc. Class B	55,066	4,339,201
Reebok International Ltd.	12,520	459,734
VF Corp.	22,925	1,133,641

		9,393,484

AUTO MANUFACTURERS—0.59%
Ford Motor Co.	381,884	5,365,470
General Motors Corp. (2)	117,771	5,002,912
Navistar International Corp. (1)	14,573	541,970
PACCAR Inc.	36,601	2,529,827

		13,440,179

AUTO PARTS & EQUIPMENT—0.21%
Cooper Tire & Rubber Co.	15,125	305,071
Dana Corp.	31,106	550,265
Delphi Corp. (2)	116,913	1,086,122
Goodyear Tire & Rubber Co. (The) (1) (2)	35,918	385,759
Johnson Controls Inc.	39,642	2,252,062
Visteon Corp. (2)	26,782	213,988

		4,793,267

BANKS—6.32%
AmSouth Bancorp (2)	73,486	1,793,058
Bank of America Corp.	850,011	36,830,977

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Bank of New York Co. Inc. (The)	162,184	4,730,907
BB&T Corp.	116,365	4,618,527
Comerica Inc. (2)	36,141	2,144,968
Fifth Third Bancorp (2)	119,048	5,859,543
First Horizon National Corp. (2)	25,687	1,113,788
Huntington Bancshares Inc. (2)	47,868	1,192,392
KeyCorp	85,598	2,704,897
M&T Bank Corp.	24,517	2,346,277
Marshall & Ilsley Corp. (2)	46,344	1,867,663
Mellon Financial Corp.	88,551	2,451,977
National City Corp.	139,014	5,368,721
North Fork Bancorp Inc. (2)	65,084	2,892,984
Northern Trust Corp. (2)	45,977	1,875,862
PNC Financial Services Group	58,832	3,182,811
Regions Financial Corp.	96,510	3,190,621
SouthTrust Corp.	69,520	2,896,203
State Street Corp.	70,071	2,992,732
SunTrust Banks Inc.	74,786	5,265,682
Synovus Financial Corp. (2)	64,614	1,689,656
U.S. Bancorp	393,330	11,367,237
Wachovia Corp.	273,801	12,854,957
Wells Fargo & Co.	352,747	21,034,304
Zions Bancorporation	18,680	1,140,227

		143,406,971

BEVERAGES—2.24%
Anheuser-Busch Companies Inc.	167,742	8,378,713
Brown-Forman Corp. Class B	25,341	1,160,618
Coca-Cola Co. (The)	507,376	20,320,409
Coca-Cola Enterprises Inc.	98,057	1,853,277
Coors (Adolph) Co. Class B	7,760	527,059
Pepsi Bottling Group Inc.	53,729	1,458,742
PepsiCo Inc.	354,318	17,237,571

		50,936,389

BIOTECHNOLOGY—1.12%
Amgen Inc. (1)	264,843	15,011,301
Biogen Idec Inc. (1)	70,870	4,335,118
Chiron Corp. (1)	39,420	1,742,364
Genzyme Corp. (1)	47,254	2,571,090
MedImmune Inc. (1)	51,902	1,230,077
Millipore Corp. (1)	10,298	492,759

		25,382,709

BUILDING MATERIALS—0.26%
American Standard Companies Inc. (1)	44,866	1,745,736
Masco Corp. (2)	90,772	3,134,357
Vulcan Materials Co.	21,305	1,085,490

		5,965,583

CHEMICALS—1.54%
Air Products & Chemicals Inc.	47,415	2,578,428
Ashland Inc.	14,686	823,591
Dow Chemical Co. (The)	196,233	8,865,807
Du Pont (E.I.) de Nemours and Co.	208,631	8,929,407
Eastman Chemical Co. (2)	16,160	768,408
Ecolab Inc. (2)	53,608	1,685,436
Engelhard Corp.	25,674	727,858
Great Lakes Chemical Corp. (2)	10,365	265,344

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Hercules Inc. (1) (2)	22,719	323,746
International Flavors & Fragrances Inc.	19,692	752,234
PPG Industries Inc.	35,793	2,193,395
Praxair Inc. (2)	67,791	2,897,387
Rohm & Haas Co. (2)	46,756	2,009,105
Sherwin-Williams Co. (The)	29,655	1,303,634
Sigma-Aldrich Corp.	14,428	836,824

		34,960,604

COMMERCIAL SERVICES—0.86%
Apollo Group Inc. Class A (1)	40,497	2,971,265
Block (H & R) Inc. (2)	34,902	1,724,857
Cendant Corp.	220,509	4,762,994
Convergys Corp. (1)	29,271	393,110
Deluxe Corp.	10,352	424,639
Donnelley (R.R.) & Sons Co.	45,324	1,419,548
Equifax Inc.	28,477	750,654
McKesson Corp.	61,084	1,566,805
Moody’s Corp. (2)	30,948	2,266,941
Paychex Inc.	78,782	2,375,277
Robert Half International Inc.	35,804	922,669

		19,578,759

COMPUTERS—3.75%
Affiliated Computer Services Inc. Class A (1) (2)	27,124	1,509,993
Apple Computer Inc. (1)	81,022	3,139,603
Computer Sciences Corp. (1)	39,132	1,843,117
Dell Inc. (1) (2)	522,153	18,588,647
Electronic Data Systems Corp.	106,848	2,071,783
EMC Corp. (1)	504,360	5,820,314
Gateway Inc. (1)	77,772	384,971
Hewlett-Packard Co.	632,043	11,850,806
International Business Machines Corp.	350,196	30,025,805
Lexmark International Inc. (1)	27,104	2,277,007
NCR Corp. (1)	19,740	978,907
Network Appliance Inc. (1) (2)	74,695	1,717,985
Sun Microsystems Inc. (1)	693,817	2,803,021
SunGard Data Systems Inc. (1)	60,527	1,438,727
Unisys Corp. (1)	69,552	717,777

		85,168,463

COSMETICS & PERSONAL CARE—2.39%
Alberto-Culver Co. (2)	18,880	820,902
Avon Products Inc.	98,426	4,299,248
Colgate-Palmolive Co.	110,984	5,014,257
Gillette Co. (The)	209,301	8,736,224
Kimberly-Clark Corp.	103,630	6,693,462
Procter & Gamble Co.	531,447	28,761,912

		54,326,005

DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.	36,395	1,396,840
Grainger (W.W.) Inc. (2)	18,960	1,093,044

		2,489,884

DIVERSIFIED FINANCIAL SERVICES—7.91%
American Express Co. (2)	265,269	13,650,743
Bear Stearns Companies Inc. (The)	21,662	2,083,235
Capital One Financial Corp.	50,444	3,727,812

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Citigroup Inc.	1,082,132	47,743,664
Countrywide Financial Corp.	117,616	4,632,894
E*TRADE Financial Corp. (1)	77,933	889,995
Federal Home Loan Mortgage Corp.	143,600	9,368,464
Federal National Mortgage Association	202,130	12,815,042
Federated Investors Inc. Class B (2)	22,236	632,392
Franklin Resources Inc. (2)	52,149	2,907,828
Goldman Sachs Group Inc. (The)	101,508	9,464,606
Janus Capital Group Inc.	49,951	679,833
JP Morgan Chase & Co.	744,084	29,562,457
Lehman Brothers Holdings Inc. (2)	56,964	4,541,170
MBNA Corp.	266,498	6,715,750
Merrill Lynch & Co. Inc.	196,674	9,778,631
Morgan Stanley	229,268	11,302,912
Providian Financial Corp. (1)	60,814	945,050
Schwab (Charles) Corp. (The) (2)	284,706	2,616,448
SLM Corp.	91,562	4,083,665
T. Rowe Price Group Inc.	26,432	1,346,446

		179,489,037

ELECTRIC—2.58%
AES Corp. (The) (1)	134,983	1,348,480
Allegheny Energy Inc. (1) (2)	26,010	415,120
Ameren Corp.	40,178	1,854,215
American Electric Power Co. Inc.	82,534	2,637,787
Calpine Corp. (1) (2)	92,576	268,470
CenterPoint Energy Inc. (2)	64,111	664,190
Cinergy Corp. (2)	37,533	1,486,307
CMS Energy Corp. (1) (2)	34,161	325,213
Consolidated Edison Inc. (2)	50,265	2,113,141
Constellation Energy Group Inc.	36,641	1,459,777
Dominion Resources Inc.	68,976	4,500,684
DTE Energy Co. (2)	36,186	1,526,687
Duke Energy Corp. (2)	195,877	4,483,625
Edison International	67,972	1,801,938
Entergy Corp.	47,707	2,891,521
Exelon Corp.	137,872	5,058,524
FirstEnergy Corp.	68,805	2,826,509
FPL Group Inc. (2)	38,553	2,633,941
NiSource Inc.	54,960	1,154,710
PG&E Corp. (1) (2)	84,483	2,568,283
Pinnacle West Capital Corp.	19,066	791,239
PPL Corp. (2)	39,452	1,861,345
Progress Energy Inc.	51,439	2,177,927
Public Service Enterprise Group Inc. (2)	49,359	2,102,693
Southern Co. (The)	153,827	4,611,733
TECO Energy Inc.	41,485	561,292
TXU Corp. (2)	62,491	2,994,569
Xcel Energy Inc. (2)	83,306	1,442,860

		58,562,780

ELECTRICAL COMPONENTS & EQUIPMENT—0.33%
American Power Conversion Corp.	41,776	726,485
Emerson Electric Co.	87,996	5,446,072
Molex Inc. (2)	39,565	1,179,828
Power-One Inc. (1) (2)	17,065	110,581

		7,462,966

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

ELECTRONICS—0.54%
Agilent Technologies Inc. (1)	101,419	2,187,608
Applera Corp. - Applied Biosystems Group	42,215	796,597
Fisher Scientific International Inc. (1)	23,786	1,387,437
Jabil Circuit Inc. (1)	41,882	963,286
Parker Hannifin Corp.	24,943	1,468,145
PerkinElmer Inc.	26,659	459,068
Sanmina-SCI Corp. (1)	108,698	766,321
Solectron Corp. (1) (2)	200,593	992,935
Symbol Technologies Inc.	48,941	618,614
Tektronix Inc.	17,665	587,361
Thermo Electron Corp. (1)	34,578	934,298
Waters Corp. (1)	24,861	1,096,370

		12,258,040

ENGINEERING & CONSTRUCTION—0.03%
Fluor Corp. (2)	17,327	771,398

		771,398

ENTERTAINMENT—0.11%
International Game Technology Inc.	72,155	2,593,972

		2,593,972

ENVIRONMENTAL CONTROL—0.17%
Allied Waste Industries Inc. (1)	65,534	579,976
Waste Management Inc.	121,095	3,310,737

		3,890,713

FOOD—1.69%
Albertson’s Inc. (2)	76,729	1,836,125
Archer-Daniels-Midland Co. (2)	135,592	2,302,352
Campbell Soup Co.	85,732	2,253,894
ConAgra Foods Inc. (2)	110,227	2,833,936
General Mills Inc.	79,409	3,565,464
Heinz (H.J.) Co.	73,448	2,645,597
Hershey Foods Corp. (2)	51,895	2,424,015
Kellogg Co.	86,349	3,683,648
Kroger Co. (1)	154,894	2,403,955
McCormick & Co. Inc. NVS	28,407	975,496
Safeway Inc. (1) (2)	93,102	1,797,800
Sara Lee Corp.	164,858	3,768,654
SUPERVALU Inc.	28,131	775,009
Sysco Corp.	133,376	3,990,610
Winn-Dixie Stores Inc. (2)	29,013	89,650
Wrigley (William Jr.) Co.	46,852	2,966,200

		38,312,405

FOREST PRODUCTS & PAPER—0.56%
Boise Cascade Corp.	18,296	608,891
Georgia-Pacific Corp.	53,917	1,938,316
International Paper Co. (2)	101,266	4,092,159
Louisiana-Pacific Corp.	22,712	589,376
MeadWestvaco Corp.	42,049	1,341,363
Temple-Inland Inc.	11,552	775,717
Weyerhaeuser Co.	50,304	3,344,210

		12,690,032

GAS—0.16%
KeySpan Corp.	33,418	1,309,986
Nicor Inc. (2)	9,020	331,034

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Peoples Energy Corp. (2)	7,841	326,813
Sempra Energy (2)	47,934	1,734,731

		3,702,564

HAND & MACHINE TOOLS—0.10%
Black & Decker Corp.	16,521	1,279,386
Snap-On Inc.	11,933	328,873
Stanley Works (The) (2)	17,042	724,796

		2,333,055

HEALTH CARE-PRODUCTS—3.59%
Bard (C.R.) Inc.	21,770	1,232,835
Bausch & Lomb Inc. (2)	11,052	734,405
Baxter International Inc.	127,848	4,111,592
Becton, Dickinson & Co.	52,444	2,711,355
Biomet Inc.	53,074	2,488,109
Boston Scientific Corp. (1)	175,914	6,989,063
Guidant Corp.	65,427	4,320,799
Johnson & Johnson	620,021	34,925,783
Medtronic Inc.	252,835	13,122,137
St. Jude Medical Inc. (1)	36,748	2,766,022
Stryker Corp. (2)	83,474	4,013,430
Zimmer Holdings Inc. (1)	51,183	4,045,504

		81,461,034

HEALTH CARE-SERVICES—1.26%
Aetna Inc. (2)	32,074	3,205,155
Anthem Inc. (1) (2)	29,159	2,544,123
HCA Inc.	101,298	3,864,519
Health Management Associates Inc. Class A	50,715	1,036,107
Humana Inc. (1)	33,706	673,446
Manor Care Inc.	18,554	555,878
Quest Diagnostics Inc. (2)	21,347	1,883,232
Tenet Healthcare Corp. (1) (2)	97,117	1,047,892
UnitedHealth Group Inc.	138,915	10,243,592
WellPoint Health Networks Inc. (1)	32,805	3,447,477

		28,501,421

HOME BUILDERS—0.17%
Centex Corp.	25,738	1,298,739
KB Home	9,750	823,778
Pulte Homes Inc.	26,450	1,623,237

		3,745,754

HOME FURNISHINGS—0.10%
Leggett & Platt Inc.	40,058	1,125,630
Maytag Corp. (2)	16,086	295,500
Whirlpool Corp.	13,927	836,873

		2,258,003

HOUSEHOLD PRODUCTS & WARES—0.27%
Avery Dennison Corp. (2)	23,046	1,515,966
Clorox Co.	44,255	2,358,792
Fortune Brands Inc.	30,238	2,240,333

		6,115,091

HOUSEWARES—0.05%
Newell Rubbermaid Inc. (2)	57,334	1,148,973

		1,148,973

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

INSURANCE—4.64%
ACE Ltd.	59,065	2,366,144
AFLAC Inc.	106,088	4,159,710
Allstate Corp. (The)	145,221	6,969,156
Ambac Financial Group Inc.	22,615	1,808,069
American International Group Inc.	543,997	36,986,356
AON Corp.	65,738	1,889,310
Chubb Corp.	39,892	2,803,610
CIGNA Corp.	29,045	2,022,403
Cincinnati Financial Corp. (2)	35,103	1,446,946
Hartford Financial Services Group Inc. (2)	61,238	3,792,469
Jefferson-Pilot Corp.	28,764	1,428,420
Lincoln National Corp.	37,197	1,748,259
Loews Corp.	38,695	2,263,658
Marsh & McLennan Companies Inc.	109,153	4,994,841
MBIA Inc. (2)	30,123	1,753,460
MetLife Inc.	157,129	6,073,036
MGIC Investment Corp.	20,611	1,371,662
Principal Financial Group Inc. (2)	66,028	2,375,027
Progressive Corp. (The)	45,349	3,843,328
Prudential Financial Inc.	108,874	5,121,433
SAFECO Corp. (2)	26,301	1,200,641
St. Paul Travelers Companies Inc.	139,147	4,600,200
Torchmark Corp.	23,039	1,225,214
UNUMProvident Corp. (2)	61,826	970,050
XL Capital Ltd. Class A	28,814	2,131,948

		105,345,350

INTERNET—1.17%
eBay Inc. (1)	138,080	12,695,075
Monster Worldwide Inc. (1) (2)	24,462	602,744
Symantec Corp. (1)	65,824	3,612,421
Yahoo! Inc. (1)	284,206	9,637,425

		26,547,665

IRON & STEEL—0.12%
Allegheny Technologies Inc.	19,878	362,774
Nucor Corp. (2)	16,469	1,504,773
United States Steel Corp.	23,644	889,487

		2,757,034

LEISURE TIME—0.51%
Brunswick Corp.	19,766	904,492
Carnival Corp. (2)	131,966	6,240,672
Harley-Davidson Inc. (2)	61,565	3,659,424
Sabre Holdings Corp.	29,112	714,117

		11,518,705

LODGING—0.32%
Harrah’s Entertainment Inc.	23,538	1,247,043
Hilton Hotels Corp. (2)	79,985	1,506,917
Marriott International Inc. Class A	47,805	2,483,948
Starwood Hotels & Resorts Worldwide Inc.	43,182	2,004,508

		7,242,416

MACHINERY—0.50%
Caterpillar Inc.	71,589	5,759,335
Cummins Inc. (2)	8,997	664,788

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Deere & Co.	51,927	3,351,888
Rockwell Automation Inc.	38,782	1,500,863

		11,276,874

MANUFACTURING—5.69%
Cooper Industries Ltd.	19,771	1,166,489
Crane Co.	12,170	351,956
Danaher Corp.	64,241	3,294,278
Dover Corp.	42,403	1,648,205
Eastman Kodak Co. (2)	59,795	1,926,595
Eaton Corp.	31,417	1,992,152
General Electric Co.	2,205,576	74,063,242
Honeywell International Inc.	179,129	6,423,566
Illinois Tool Works Inc. (2)	63,388	5,905,860
Ingersoll-Rand Co. Class A	36,150	2,457,116
ITT Industries Inc.	19,322	1,545,567
Pall Corp. (2)	26,109	639,148
Textron Inc.	28,711	1,845,256
3M Co.	163,498	13,074,935
Tyco International Ltd.	419,615	12,865,396

		129,199,761

MEDIA—3.11%
Clear Channel Communications Inc.	123,917	3,862,493
Comcast Corp. Class A (1)	467,003	13,188,165
Dow Jones & Co. Inc. (2)	17,068	693,131
Gannett Co. Inc.	55,844	4,677,493
Knight Ridder Inc.	16,357	1,070,566
McGraw-Hill Companies Inc. (The)	39,738	3,166,721
Meredith Corp.	10,488	538,873
New York Times Co. Class A (2)	31,023	1,212,999
Time Warner Inc. (1)	955,144	15,416,024
Tribune Co.	67,030	2,758,285
Univision Communications Inc. Class A (1)	67,469	2,132,695
Viacom Inc. Class B	362,397	12,162,043
Walt Disney Co. (The)	429,175	9,677,896

		70,557,384

METAL FABRICATE & HARDWARE—0.02%
Worthington Industries Inc. (2)	17,637	376,550

		376,550

MINING—0.60%
Alcoa Inc.	181,345	6,091,379
Freeport-McMoRan Copper & Gold Inc. (2)	36,941	1,496,111
Newmont Mining Corp.	92,419	4,207,837
Phelps Dodge Corp.	19,507	1,795,229

		13,590,556

OFFICE & BUSINESS EQUIPMENT—0.20%
Pitney Bowes Inc.	48,216	2,126,326
Xerox Corp. (1) (2)	175,251	2,467,534

		4,593,860

OIL & GAS—6.14%
Amerada Hess Corp.	19,034	1,694,026
Anadarko Petroleum Corp.	52,540	3,486,554
Apache Corp.	67,843	3,399,613
Burlington Resources Inc.	82,758	3,376,526

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

ChevronTexaco Corp.	445,410	23,891,792
ConocoPhillips	143,872	11,919,795
Devon Energy Corp.	50,492	3,585,437
EOG Resources Inc.	24,319	1,601,406
Exxon Mobil Corp.	1,359,444	65,701,929
Kerr-McGee Corp.	31,212	1,786,887
Marathon Oil Corp.	72,055	2,974,430
Nabors Industries Ltd. (1)	30,996	1,467,661
Noble Corp. (1) (2)	28,134	1,264,623
Occidental Petroleum Corp.	81,599	4,563,832
Rowan Companies Inc. (1) (2)	22,084	583,018
Sunoco Inc.	15,701	1,161,560
Transocean Inc. (1)	66,926	2,394,612
Unocal Corp.	54,980	2,364,140
Valero Energy Corp.	26,855	2,154,040

		139,371,881

OIL & GAS SERVICES—0.71%
Baker Hughes Inc.	69,485	3,037,884
BJ Services Co.	33,569	1,759,351
Halliburton Co.	91,814	3,093,214
Schlumberger Ltd.	123,346	8,302,419

		16,192,868

PACKAGING & CONTAINERS—0.13%
Ball Corp.	23,522	880,428
Bemis Co. Inc. (2)	22,317	593,186
Pactiv Corp. (1)	32,180	748,185
Sealed Air Corp. (1)	17,596	815,575

		3,037,374

PHARMACEUTICALS—6.20%
Abbott Laboratories	326,110	13,814,020
Allergan Inc.	27,401	1,987,943
AmerisourceBergen Corp.	23,431	1,258,479
Bristol-Myers Squibb Co. (2)	405,549	9,599,345
Cardinal Health Inc.	89,773	3,929,364
Caremark Rx Inc. (1) (2)	97,327	3,121,277
Express Scripts Inc. (1) (2)	16,260	1,062,428
Forest Laboratories Inc. (1)	77,147	3,470,072
Gilead Sciences Inc. (1)	89,416	3,342,370
Hospira Inc. (1)	32,562	996,397
King Pharmaceuticals Inc. (1)	50,385	601,597
Lilly (Eli) & Co.	236,166	14,181,768
Medco Health Solutions Inc. (1)	56,548	1,747,333
Merck & Co. Inc.	463,469	15,294,477
Mylan Laboratories Inc. (2)	56,035	1,008,630
Pfizer Inc.	1,578,023	48,287,504
Schering-Plough Corp.	307,006	5,851,534
Watson Pharmaceuticals Inc. (1)	22,724	669,449
Wyeth	278,135	10,402,249

		140,626,236

PIPELINES—0.20%
Dynegy Inc. Class A (1) (2)	77,220	385,328
El Paso Corp. (2)	133,752	1,229,181
Kinder Morgan Inc.	25,886	1,626,159
Williams Companies Inc.	108,457	1,312,330

		4,552,998

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS—0.43%
Apartment Investment & Management Co. Class A	19,646	683,288
Equity Office Properties Trust (2)	84,194	2,294,287
Equity Residential	58,453	1,812,043
Plum Creek Timber Co. Inc.	38,232	1,339,267
ProLogis	37,840	1,333,482
Simon Property Group Inc.	43,411	2,328,132

		9,790,499

RETAIL—6.67%
AutoNation Inc. (1) (2)	55,882	954,465
AutoZone Inc. (1) (2)	17,242	1,331,945
Bed Bath & Beyond Inc. (1)	62,682	2,326,129
Best Buy Co. Inc.	67,687	3,671,343
Big Lots Inc. (1) (2)	23,943	292,823
Circuit City Stores Inc.	42,311	649,051
Costco Wholesale Corp.	96,325	4,003,267
CVS Corp.	83,421	3,514,527
Darden Restaurants Inc.	33,757	787,213
Dillard’s Inc. Class A	17,038	336,330
Dollar General Corp.	68,476	1,379,791
Family Dollar Stores Inc.	35,788	969,855
Federated Department Stores Inc.	37,511	1,704,125
Gap Inc. (The)	187,778	3,511,449
Home Depot Inc.	459,192	18,000,326
Kohl’s Corp. (1)	71,131	3,427,803
Limited Brands Inc.	98,316	2,191,464
Lowe’s Companies Inc.	163,277	8,874,105
May Department Stores Co. (The)	60,677	1,555,152
McDonald’s Corp.	262,614	7,361,070
Nordstrom Inc.	29,027	1,109,992
Office Depot Inc. (1)	65,281	981,173
Penney (J.C.) Co. Inc. (Holding Co.) (2)	60,188	2,123,433
RadioShack Corp.	33,600	962,304
Sears, Roebuck and Co.	44,393	1,769,061
Staples Inc.	103,757	3,094,034
Starbucks Corp. (1)	82,712	3,760,088
Target Corp.	189,183	8,560,531
Tiffany & Co.	30,545	938,953
TJX Companies Inc. (2)	102,355	2,255,904
Toys R Us Inc. (1)	44,654	792,162
Walgreen Co.	213,704	7,657,014
Wal-Mart Stores Inc.	886,662	47,170,418
Wendy’s International Inc.	23,806	799,882
Yum! Brands Inc.	60,373	2,454,766

		151,271,948

SAVINGS & LOANS—0.54%
Golden West Financial Corp.	31,839	3,532,537
Sovereign Bancorp Inc. (2)	71,567	1,561,592
Washington Mutual Inc.	182,261	7,122,760

		12,216,889

SEMICONDUCTORS—2.76%
Advanced Micro Devices Inc. (1) (2)	73,775	959,075
Altera Corp. (1)	78,098	1,528,378
Analog Devices Inc. (2)	79,028	3,064,706
Applied Materials Inc. (1)	354,726	5,849,432

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Applied Micro Circuits Corp. (1)	65,107	203,785
Broadcom Corp. Class A (1)	67,265	1,835,662
Intel Corp.	1,341,146	26,903,389
KLA-Tencor Corp. (1) (2)	41,009	1,701,053
Linear Technology Corp. (2)	64,546	2,339,147
LSI Logic Corp. (1)	79,756	343,748
Maxim Integrated Products Inc. (2)	67,825	2,868,319
Micron Technology Inc. (1) (2)	127,368	1,532,237
National Semiconductor Corp. (1)	74,848	1,159,396
Novellus Systems Inc. (1)	30,155	801,821
NVIDIA Corp. (1)	34,630	502,828
PMC-Sierra Inc. (1) (2)	36,867	324,798
QLogic Corp. (1)	19,341	572,687
Teradyne Inc. (1)	40,478	542,405
Texas Instruments Inc.	361,071	7,683,591
Xilinx Inc.	72,409	1,955,043

		62,671,500

SOFTWARE—4.81%
Adobe Systems Inc.	49,803	2,463,754
Autodesk Inc.	23,683	1,151,704
Automatic Data Processing Inc.	122,541	5,063,394
BMC Software Inc. (1)	46,322	732,351
Citrix Systems Inc. (1)	35,523	622,363
Computer Associates International Inc. (2)	121,987	3,208,258
Compuware Corp. (1)	80,615	415,167
Electronic Arts Inc. (1) (2)	63,141	2,903,855
First Data Corp.	179,620	7,813,470
Fiserv Inc. (1)	40,674	1,417,896
IMS Health Inc.	48,730	1,165,622
Intuit Inc. (1)	39,964	1,814,366
Mercury Interactive Corp. (1)	19,239	671,056
Microsoft Corp.	2,271,262	62,800,394
Novell Inc. (1) (2)	80,705	509,249
Oracle Corp. (1)	1,081,778	12,202,456
Parametric Technology Corp. (1)	54,554	288,045
PeopleSoft Inc. (1)	76,126	1,511,101
Siebel Systems Inc. (1)	104,866	790,690
Veritas Software Corp. (1)	90,085	1,603,513

		109,148,704

TELECOMMUNICATIONS—6.16%
ADC Telecommunications Inc. (1) (2)	168,874	305,662
Alltel Corp.	64,284	3,529,834
Andrew Corp. (1)	33,530	410,407
AT&T Corp.	165,615	2,371,607
AT&T Wireless Services Inc. (1)	568,871	8,407,913
Avaya Inc. (1) (2)	94,516	1,317,553
BellSouth Corp.	382,604	10,376,221
CenturyTel Inc.	28,529	976,833
CIENA Corp. (1)	117,622	232,892
Cisco Systems Inc. (1)	1,412,432	25,565,019
Citizens Communications Co.	69,223	926,896
Comverse Technology Inc. (1)	40,826	768,754
Corning Inc. (1)	291,080	3,225,166
JDS Uniphase Corp. (1)	300,493	1,012,661
Lucent Technologies Inc. (1) (2)	900,085	2,853,269
Motorola Inc.	493,497	8,902,686
Nextel Communications Inc. Class A (1) (2)	232,597	5,545,113

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

QUALCOMM Inc.	340,023	13,274,498
Qwest Communications International Inc. (1)	379,005	1,262,087
SBC Communications Inc.	692,192	17,962,382
Scientific-Atlanta Inc.	31,958	828,351
Sprint Corp. (FON Group)	303,417	6,107,784
Tellabs Inc. (1) (2)	86,774	797,453
Verizon Communications Inc.	578,313	22,773,966

		139,735,007

TEXTILES—0.07%
Cintas Corp.	35,714	1,501,417

		1,501,417

TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc. (2)	36,812	692,066
Mattel Inc. (2)	87,011	1,577,509

		2,269,575

TRANSPORTATION—1.49%
Burlington Northern Santa Fe Corp.	77,366	2,963,891
CSX Corp. (2)	44,789	1,486,995
FedEx Corp.	62,747	5,376,790
Norfolk Southern Corp.	81,790	2,432,435
Ryder System Inc.	13,655	642,331
Union Pacific Corp.	54,054	3,167,564
United Parcel Service Inc. Class B	235,096	17,848,488

		33,918,494

TOTAL COMMON STOCKS
(Cost: $2,396,971,050)		2,174,499,734

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.60%

COMMERCIAL PAPER—1.56%
Alpine Securitization Corp.
1.77%, 10/18/04 (3)	822,987	822,299
1.88%, 10/01/04 (3)	935,213	935,213

Amsterdam Funding Corp.
1.72%, 10/14/04 (3)	701,409	700,974
1.73%, 10/18/04 (3)	233,803	233,612
1.78%, 10/26/04 (3)	420,846	420,325
1.78%, 10/27/04 (3)	233,803	233,503
1.78%, 10/28/04 (3)	701,409	700,466

Barton Capital Corp.
1.77%, 10/15/04 (3)	561,128	560,742
1.78%, 10/18/04 (3)	935,213	934,429
1.78%, 10/19/04 (3)	701,409	700,785

Blue Ridge Asset Funding Corp.
1.72%, 10/13/04 (3)	467,606	467,338

CRC Funding LLC
1.78%, 11/09/04 (3)	467,606	466,705

Delaware Funding Corp.
1.78%, 10/22/04 (3)	233,803	233,560
1.78%, 10/26/04 (3)	233,803	233,514
1.78%, 10/27/04 (3)	478,408	477,793

Edison Asset Securitization
1.45%, 11/09/04 (3)	935,213	933,744

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

1.59%, 12/02/04 (3)	935,213	932,652

Eureka Securitization Inc.
1.79%, 11/01/04 (3)	397,325	396,713

Falcon Asset Securitization Corp.
1.72%, 10/14/04 (3)	701,409	700,974
1.78%, 10/22/04 (3)	233,803	233,560
1.78%, 10/26/04 (3)	374,085	373,623

Ford Credit Auto Receivables
1.85%, 01/14/05 (3)	467,606	465,083

GIRO Funding US Corp.
1.55%, 10/15/04 (3)	613,266	612,896
1.78%, 10/27/04 (3)	436,688	436,127

Grampian Funding LLC
1.26%, 10/22/04 (3)	935,213	934,528
1.44%, 10/27/04 (3)	935,213	934,240
1.59%, 11/30/04 (3)	467,606	466,367
1.78%, 10/18/04 (3)	935,213	934,426

Jupiter Securitization Corp.
1.72%, 10/15/04 (3)	1,169,016	1,168,234
1.78%, 10/27/04 (3)	467,606	467,005

Liberty Street Funding Corp.
1.79%, 10/20/04 (3)	702,232	701,570

Nationwide Building Society
1.63%, 12/09/04 (3)	776,226	773,801

Park Avenue Receivables Corp.
1.78%, 10/25/04 (3)	467,606	467,051
1.78%, 10/28/04 (3)	570,480	569,718

Preferred Receivables Funding Corp.
1.72%, 10/14/04 (3)	1,870,425	1,869,263
1.77%, 10/06/04 (3)	935,213	934,983
1.78%, 10/15/04 (3)	467,606	467,283
1.78%, 10/19/04 (3)	233,803	233,595
1.80%, 10/28/04 (3)	703,401	702,452

Prudential Funding LLC
1.60%, 12/01/04 (3)	467,606	466,339

Ranger Funding Co. LLC
1.76%, 10/01/04 (3)	935,213	935,213

Scaldis Capital LLC
1.73%, 10/15/04 (3)	467,606	467,292

Sydney Capital Corp.
1.25%, 10/22/04 (3)	311,239	311,012
1.74%, 10/12/04 (3)	1,613,896	1,613,038

UBS Finance (Delaware)
1.11%, 12/17/04 (3)	1,402,819	1,399,488
1.88%, 10/01/04 (3)	5,143,669	5,143,669

WhistleJacket Capital LLC
1.26%, 10/20/04 (3)	231,652	231,499

		35,398,696

FLOATING RATE NOTES—1.65%
Bank of Nova Scotia
1.76%, 09/26/05 (3)	233,803	233,701

Beta Finance Inc.
1.63%, 05/04/05 (3) (5)	561,128	561,061
1.69%, 10/12/04 (3) (5)	467,606	467,605
1.80%, 03/15/05 (3) (5)	467,606	467,777
1.89%, 09/23/05 (3) (5)	841,691	841,362
1.89%, 09/27/05 (3) (5)	748,170	747,874
2.04%, 10/27/05 (3) (5)	888,452	889,498

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

Canadian Imperial Bank of Commerce
1.68%, 09/13/05 (3)	1,402,819	1,402,384

CC USA Inc.
1.61%, 07/29/05 (3) (5)	935,213	934,981
1.63%, 05/04/05 (3) (5)	935,213	935,103

Den Danske Bank NY
1.68%, 08/12/05 (3)	935,213	934,970
1.77%, 08/26/05 (3)	935,213	934,960

Depfa Bank PLC
1.86%, 09/15/05 (3)	935,213	935,213

Dorada Finance Inc.
1.61%, 07/29/05 (3) (5)	776,226	776,034

Five Finance Inc.
1.79%, 04/29/05 (3) (5)	748,170	748,127

HBOS Treasury Services PLC
1.96%, 04/22/05 (3)	935,213	935,213

K2 USA LLC
1.61%, 07/25/05 (3) (5)	467,606	467,530
1.70%, 06/10/05 (3) (5)	935,213	935,134
1.70%, 09/12/05 (3) (5)	935,213	935,036
1.79%, 10/20/05 (3) (5)	935,213	935,246

Links Finance LLC
1.68%, 04/25/05 (3)	935,213	935,558
1.71%, 04/15/05 (3) (5)	935,213	935,112

National City Bank (Ohio)
1.67%, 08/09/05 (3)	935,213	934,973
1.73%, 06/10/05 (3)	467,606	467,707
1.76%, 06/23/05 (3)	935,213	935,009

Nationwide Building Society
1.96%, 10/28/05 (3) (5)	1,589,861	1,590,084

Norddeutsche Landesbank
1.59%, 07/27/05 (3)	935,213	934,943

Northern Rock PLC
1.56%, 01/13/05 (3) (5)	888,452	888,452

Permanent Financing PLC
1.69%, 03/10/05 (3)	935,213	935,213
1.70%, 12/10/04 (3)	467,606	467,606
1.72%, 06/10/05 (3)	420,846	420,846

Sigma Finance Inc.
1.52%, 10/07/04 (3)	935,213	935,210
1.73%, 11/15/04 (3)	935,213	935,204
1.75%, 08/17/05 (3)	467,606	467,642
1.75%, 09/15/05 (3)	1,169,016	1,169,118

Tango Finance Corp.
1.66%, 04/07/05 (3) (5)	343,223	343,205
1.66%, 05/17/05 (3) (5)	776,226	776,202
1.70%, 02/25/05 (3) (5)	523,719	523,677
1.72%, 01/18/05 (3) (5)	411,494	411,481
1.81%, 07/25/05 (3) (5)	935,213	935,136

WhistleJacket Capital LLC
1.72%, 07/15/05 (3) (5)	701,409	701,297
1.72%, 09/15/05 (3)	701,409	701,275
1.84%, 06/15/05 (3) (5)	467,606	467,531

White Pine Finance LLC
1.55%, 07/11/05 (3)	233,803	233,783
1.63%, 07/05/05 (3)	467,606	467,529
1.68%, 05/20/05 (3)	420,846	420,819
1.71%, 04/15/05 (3) (5)	701,409	701,335
1.72%, 11/15/04 (3) (5)	561,128	561,128

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

1.73%, 06/15/05 (3) (5)	383,437	383,437
1.80%, 03/29/05 (3)	402,141	402,097
1.80%, 08/26/05 (3) (5)	467,606	467,522

		37,468,940

MEDIUM-TERM NOTES—0.13%
CC USA Inc.
1.29%, 04/15/05 (3) (5)	935,213	935,162
1.51%, 02/15/05 (3) (5)	607,888	608,243

Dorada Finance Inc.
1.48%, 01/18/05 (3) (5)	701,409	701,399

K2 USA LLC
1.46%, 01/12/05 (3) (5)	467,606	467,593

WhistleJacket Capital LLC
1.32%, 02/04/05 (3) (5)	233,803	233,787

		2,946,184

MONEY MARKET FUNDS—5.22%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares (3) (4)	3,740,850	3,740,850
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares (3) (4)	103,422,067	103,422,067
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares (3) (4)	10,287,338	10,287,338
BlackRock Temp Cash Money Market Fund (3)	387,793	387,793
Short-Term Investment Co. - Prime Money Market Portfolio, Institutional Shares (3)	628,312	628,312

		118,466,360

REPURCHASE AGREEMENTS—0.79%
Banc of America Securities LLC
1.90%, 10/01/04 (3) (6)	2,805,638	2,805,638

Bank of America N.A.
1.90%, 10/01/04 (3) (6)	6,546,488	6,546,488

Goldman Sachs & Co.
1.90%, 10/01/04 (3) (6)	6,078,882	6,078,882

Lehman Brothers Inc.
1.90%, 10/01/04 (3) (6)	2,431,553	2,431,553

		17,862,561

TIME DEPOSITS—0.84%
Abbey National Treasury Services PLC
1.25%, 01/06/05 (3)	935,213	935,213
1.33%, 02/10/05 (3)	467,606	467,581
1.39%, 02/02/05 (3)	467,606	467,582
1.39%, 04/08/05 (3)	654,649	654,598
1.40%, 10/25/04 (3)	935,213	935,203

Bank of New York
1.39%, 11/01/04 (3)	935,213	935,205
1.60%, 12/03/04 (3)	233,803	233,783

Bank of Nova Scotia
1.13%, 10/06/04 (3)	935,213	935,213
1.24%, 10/07/04 (3)	701,409	701,408
1.42%, 10/29/04 (3)	701,409	701,413

Canadian Imperial Bank of Commerce
1.24%, 10/07/04 (3)	701,409	701,408
1.38%, 11/22/04 (3)	233,803	233,806
1.40%, 10/29/04 (3)	935,213	935,211

HBOS Treasury Services PLC
1.24%, 04/01/05 (3)	598,536	598,506

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

National City Bank (Ohio)
1.25%, 01/06/05 (3)	935,213	935,225

Nordea Bank PLC
2.11%, 06/07/05 (3)	935,213	935,086

SunTrust Bank
1.88%, 10/01/04 (3)	3,740,850	3,740,850

Toronto-Dominion Bank
1.22%, 03/23/05 (3)	1,636,622	1,636,486
1.34%, 02/10/05 (3)	374,085	374,065
1.41%, 11/01/04 (3)	701,409	701,403
1.77%, 05/10/05 (3)	467,606	467,578
1.78%, 10/29/04 (3)	467,606	467,606
1.90%, 05/11/05 (3)	467,606	467,578

		19,162,007

U.S. GOVERNMENT AGENCY NOTES—0.15%
Federal Home Loan Mortgage Corp.
1.63%, 04/15/05 (3)	654,649	655,774
1.80%, 01/18/05 (3)	434,874	432,504
1.80%, 01/19/05 (3)	467,606	465,034
2.06%, 05/31/05 (3)	466,232	459,775

Federal National Mortgage Association
2.33%, 07/22/05 (3)	1,402,819	1,376,183

		3,389,270

U.S. TREASURY OBLIGATIONS—0.26%
U.S. Treasury Bill
1.67% (7), 12/23/04 (8)	5,900,000	5,877,462

		5,877,462

TOTAL SHORT-TERM INVESTMENTS
(Cost: $240,571,375)		240,571,480

TOTAL INVESTMENTS IN SECURITIES — 106.40%
(Cost: $2,637,542,425) (9)		2,415,071,214

Other Assets, Less Liabilities — (6.40%)		(145,294,721)

NET ASSETS — 100.00%		$2,269,776,493

NVS	Non-Voting Shares
(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(4)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.16% to 7.36% and maturity dates ranging from 12/1/06 to 1/1/37.
(7)	Yield to maturity.
(8)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2004 (Unaudited)

(9)	As of September 30, 2004, the cost of investments for federal income tax purposes was $2,781,107,248. Net unrealized depreciation on securities based on tax cost was $366,036,034, resulting from gross unrealized depreciation on securities of $428,091,733.

See accompanying notes to the schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended  , as an open-end management investment company organized as a Delaware statutory trust. As of September 30, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the Schedule of Investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

SECURITY VALUATION

Investments of the Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ official closing price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Securities held under a repurchase agreement are valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market values of the underlying securities are determined in accordance with the above discussed valuation methods, as appropriate, for the purpose of determining the adequacy of collateral. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP’s Board of Trustees.

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin”. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of September 30, 2004, the open futures contracts held by the Master Portfolio were as follows:

Number of Contracts	Position	Futures Index	Expiration Date	Notional Contract Value	Net Unrealized (Depreciation)
272	Long	S&P 500 Mini	12/17/04	$15,162,640	$(55,678)
293	Long	S&P 500	12/17/04	81,666,425	(668,040)

The Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $5,900,000 for initial margin requirements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of September 30, 2004, a portion of the Master Portfolio’s cash collateral for securities on loan was invested in repurchase agreements, as disclosed in the Master Portfolio’s Schedule of Investments. For further information, see Note 3, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment of the Master Portfolio in shares of issuers affiliated with BGFA for the nine months ended September 30, 2004, including income earned from affiliated issuers and net realized gains from sales of affiliated issuers.

Master Portfolio and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000’s)	Gross Additions (in 000’s)	Gross Reductions (in 000’s)	Number of Shares Held End of Period (in 000’s)	Value at End of Period	Dividends and Interest Income
S&P 500 Index
IMMF	42,866	10,350,173	10,303,631	89,408	89,408,348	720,936

Due to the nature of the structure of the joint account used for the investment of the collateral for securities lending, the transactions reported for the IMMF do not include activity related to the Master Portfolio’s holding of this issuer for securities lending purposes. In addition to the transactions disclosed above, the Master Portfolio also invested in the GMMF and PMMF for purposes investing collateral from securities lending.

3. PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of September 30, 2004, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		BB&T Funds

By (Signature and Title)		/s/ George O. Martinez George O. Martinez, President

Date	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ George O. Martinez George O. Martinez, President

Date	November 29, 2004

By (Signature and Title)		/s/ Troy A. Sheets Troy A. Sheets, Treasurer

Date	November 29, 2004